Pension Plan (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Changes in Benefits Obligation and Plan Assets and Reconciliation of Funded Status

	December 31
	2020	2021	2022
	US$	US$	US$
Change in benefit obligation
Projected benefit obligation at beginning of year	1,754	1,716	1,803
Service cost	5	35	13
Interest cost	5	20	14
Actuarial loss (gain)	(8)	142	(205)
Benefits paid	(40)	(110)	(1,236)
Settlement	—	—	(145)

Projected benefit obligation at end of year	1,716	1,803	244

Change in plan assets
Fair value of plan assets at beginning of year	1,487	1,551	1,639
Actual return on plan assets	49	48	120
Employer contributions	49	70	50
Benefits paid	(34)	(30)	(1,257)

Fair value of plan assets at end of year	1,551	1,639	552

Funded status recognized as an other liabilities	(165)	(164)	308

Amounts Recognized in Accumulated Other Comprehensive Income
Amounts recognized in accumulated other comprehensive income consist of the following:

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Net loss	754	718	1,322

Total recognized in accumulated other comprehensive income	754	718	1,322

Components of Net Periodic Benefit Cost
The components of net periodic benefit cost are as follows:

	Year Ended December 31
	2020	2021	2022
	US$	US$	US$
Service cost	5	35	13
Interest cost	5	20	14
Projected return on plan assets	(29)	(33)	(30)
Amortization of unrecognized net transition obligation and unrecognized net actuarial gain	37	34	35
Curtailment or settlement loss	—	—	156

Net periodic benefit cost	18	56	188

Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Loss
Other changes in plan assets and benefit obligation recognized in other comprehensive loss:

	2020	2021	2022
	US$	US$	US$
Recognize the decrease in net gain (loss)	61	(36)	604

Total recognized in other comprehensive loss (income)	61	(36)	604

Expected Benefit Payments	Expected benefit payments:

US$
2023	3
2024	17
2025	5
2026	5
2027	5
2028 and thereafter	106

Actuarial Assumptions to Determine Benefit Obligations
The actuarial assumptions to determine the benefit obligations are as follows:

	2020	2021	2022
Weighted-average assumptions used to determine benefit obligations:
Discount rate	0.50%	0.75%	1.75%
Rate of compensation increase	4.00%	4.00%	4.50%
Weighted-average assumptions used to determine net projected benefit cost:
Discount rate	0.50%	0.75%	1.75%
Expected long-term return on plan assets	2.00%	2.00%	3.00%
Rate of compensation increase	4.00%	4.00%	4.50%